Share Capital and Preference Shares	6 Months Ended
Jun. 30, 2019
Share Capital and Preference Shares
Share Capital and Preference Shares

13. Share Capital and Preference Shares

GasLog’s authorized share capital consists of 500,000,000 shares with a par value of $0.01 per share.

As of June 30, 2019, the share capital consisted of 80,861,350 issued and outstanding common shares, par value $0.01 per share, 131,776 treasury shares issued and held by GasLog and 4,600,000 preference shares issued and outstanding. The movements in the number of shares, the share capital, the preference shares, the contributed surplus and the treasury shares are reported in the following table:

	Number of Shares			Amounts
	Number of	Number of	Number of
	common	treasury	preference	Share	Preference	Contributed	Treasury
	shares	shares	shares	capital	shares	surplus	shares
Outstanding as of January 1, 2019	80,861,246	131,880	4,600,000	810	46	850,576	(3,266)
Purchase of treasury shares	(212,111)	212,111	—	—	—	—	(3,752)
Treasury shares distributed for awards vested or exercised in the period	212,215	(212,215)	—	—	—	—	4,676
Equity raising fees	—	—	—	—	—	(580)	—
Dividends declared deducted from Contributed surplus due to accumulated deficit	—	—	—	—	—	(29,289)	—
Outstanding as of June 30, 2019	80,861,350	131,776	4,600,000	810	46	820,707	(2,342)

The treasury shares were acquired by GasLog in relation to the share-based compensation (Note 18).

Dividend distribution

On February 13, 2019, the board of directors declared a quarterly cash dividend of $0.15 per common share, which was paid on March 14, 2019 to shareholders of record as of March 4, 2019 for a total amount of $12,129.

On March 7, 2019, the board of directors declared a dividend on the Series A Preference Shares of $0.546875 per share, or $2,516 in the aggregate, payable on April 1, 2019 to holders of record as of March 29, 2019. GasLog paid the declared dividend to the transfer agent on March 29, 2019.

On May 2, 2019, the board of directors declared a quarterly cash dividend of $0.15 per common share, which was paid on May 23, 2019 to shareholders of record as of May 14, 2019 for a total amount of $12,129.

On May 10, 2019, the board of directors declared a dividend on the Series A Preference Shares of $0.546875 per share, or $2,515 in the aggregate, payable on July 1, 2019 to holders of record as of June 28, 2019. GasLog paid the declared dividend to the transfer agent on June 28, 2019.